Scudder Horizon Plan
               No-Load Flexible Premium Deferred Variable Annuity
                                   Offered By
                       Intramerica Life Insurance Company
                                   Through The
                      Intramerica Variable Annuity Account

                          Supplement Dated May 15, 2002
                       to the Prospectus Dated May 1, 2002



     All references to the customer service address, mailing address, and overnight mailing address in your Prospectus should be deleted and replaced with the new customer service address, mailing address, and overnight mailing address.

     Effective June 3, 2002 the new customer service address, mailing address, and overnight mailing address are as follows:


  New customer service               Scudder Horizon Plan
  center address:                    Customer Service Center
                                     2940 S. 84th Street
                                     Lincoln, NE 68506

  New mailing address:               Scudder Horizon Plan
                                     Customer Service Center
                                     P.O. Box 82656
                                     Lincoln, NE 68501-2656

  New overnight address:             Scudder Horizon Plan
                                     Customer Service Center
                                     2940 S. 84th Street
                                     Lincoln, NE 68506


                                      * * *


The customer service toll free phone number remains 1-800-833-0194.


                                      * * *



This Supplement must be read in conjunction with the Prospectus for the Scudder Horizon No-Load Flexible Premium Deferred Variable Annuity dated May 1, 2002.

                              Scudder Horizon Plan
               No-Load Flexible Premium Deferred Variable Annuity
                                   Offered By
                       Intramerica Life Insurance Company
                                   Through The
                      Intramerica Variable Annuity Account

                          Supplement Dated May 15, 2002
          to the Statement of Additional Information Dated May 1, 2002



     All references to the customer service address, mailing address, and overnight mailing address in your Statement of Additional Information should be deleted and replaced with the new customer service address, mailing address, and overnight mailing address.

     Effective June 3, 2002 the new customer service address, mailing address, and overnight mailing address are as follows:


       New customer service               Scudder Horizon Plan
       center address:                    Customer Service Center
                                          2940 S. 84th Street
                                          Lincoln, NE 68506

       New mailing address:               Scudder Horizon Plan
                                          Customer Service Center
                                          P.O. Box 82656
                                          Lincoln, NE 68501-2656

       New overnight address:             Scudder Horizon Plan
                                          Customer Service Center
                                          2940 S. 84th Street
                                           Lincoln, NE 68506


                                      * * *


The customer service toll free phone number remains 1-800-833-0194.


                                      * * *



This Supplement must be read in conjunction with the Statement of Additional Information for the Scudder Horizon No-Load Flexible Premium Deferred Variable Annuity dated May 1, 2002.